Earnings per share (Details) - € / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share
Weighted number of shares outstanding	187,041,805	185,062,052
Basic loss per share	€ (0.39)	€ (1.44)